NOTE 14 - Convertible Loan: Schedule of Movement in Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loan A
Schedule of Movement in Convertible Loan

Convertible loan A
Balance as of December 31, 2023	4,503
Loss recognized in Profit or loss	55
Conversion of convertible loans (Note 12d)	(3,344)
Repayment of principal and accrued interest (*)	(693)
Reclassification into Loans (**)	(521)
Balance as of December 31, 2024	-

Convertible Loan C
Schedule of Movement in Convertible Loan
Convertible loan C
Balance as of December 31, 2023	4,303
Loss recognized in Profit or loss	900
Conversion of convertible loans (Note 12d)	(5,203)
Balance as of December 31, 2024	-